Consolidated Statement of Changes in Equity ₨ in Thousands, $ in Thousands		Ordinary shares [member] Issued capital [member] INR (₨)	Ordinary shares [member] Share premium [member] INR (₨)	Treasury shares [member] INR (₨)	Retained earnings [member] INR (₨)	Non-controlling interest reserve [member] INR (₨)		Capital reserve [member] INR (₨)	Reserve of change in value of foreign currency basis spreads [member] INR (₨)	Equity attributable to owners of parent [member] INR (₨)	Non-controlling interests [member] INR (₨)	USD ($)	INR (₨)
Balance at Mar. 31, 2022		₨ 842	₨ 20,286,474	₨ (11,219)	₨ (19,617,091)			₨ 263,531	₨ (32,279)	₨ 890,258	₨ 1,983		₨ 892,241
(Loss)/ Profit for the year					(289,243)					(289,243)	1,075		(288,168)
Other comprehensive income/ loss
Foreign currency translation differences loss									1,245	1,245			1,245
Remeasurement loss on defined benefit plan					(10,565)					(10,565)	(148)		(10,713)	[1]
Total other comprehensive (loss)/ income					(10,565)				1,245	(9,320)	(148)		(9,468)
Total comprehensive loss/ (income)					(299,808)				1,245	(298,563)	927		(297,636)
Transactions with owners, recorded directly in equity contributions by owners
Share based payments					4,518			147,536		152,054			152,054
Vested RSUs net settled for employee’s tax obligation (Refer note 30.2)			(27,340)							(27,340)			(27,340)
Exercise of options		8	129,665					(129,673)
Change in non-controlling interest	[2]				(8,714)					(8,714)	8,714
Total contribution by owners		8	102,325		(4,196)			17,863		116,000	8,714		124,714
Balance at Mar. 31, 2023		850	20,388,799	(11,219)	(19,921,095)		[3]	281,394	(31,034)	707,695	11,624		719,319
(Loss)/ Profit for the year					(350,943)					(350,943)	(15,562)		(366,505)
Other comprehensive income/ loss
Foreign currency translation differences loss									(15,027)	(15,027)			(15,027)
Remeasurement loss on defined benefit plan					(3,886)					(3,886)	(2,120)		(6,006)	[1]
Total other comprehensive (loss)/ income					(3,886)		[3]		(15,027)	(18,913)	(2,120)		(21,033)
Total comprehensive loss/ (income)					(354,829)		[3]		(15,027)	(369,856)	(17,682)		(387,538)
Transactions with owners, recorded directly in equity contributions by owners
Share based payments					9,301			219,985		229,286			229,286
Exercise of options		7	122,679					(122,686)
Change in non-controlling interest	[4]					5,032,282	[3]			5,032,282	2,377,857		7,410,139
Total contribution by owners		7	122,679	(210,933)	9,301	5,032,282	[3]	97,299		(5,050,635)	2,377,857		(7,428,492)
Own shares repurchase				(210,933)						(210,933)			(210,933)
Balance at Mar. 31, 2024		857	20,511,478	(222,152)	(20,266,623)	5,032,282	[3],[5]	378,693	(46,061)	5,388,473	2,371,799		7,760,272
Balance at Mar. 31, 2024		857	20,511,478	(222,152)	(20,266,623)	5,032,282	[3],[5]	378,693	(46,061)	5,388,473	2,371,799		7,760,272
(Loss)/ Profit for the year					(106,925)					(106,925)	130,426	$ 274	23,501
Other comprehensive income/ loss
Foreign currency translation differences loss									202,414	202,414		2,370	202,414
Remeasurement loss on defined benefit plan					(1,977)					(1,977)	(1,084)	(35)	(3,061)	[1]
Total other comprehensive (loss)/ income					(1,977)		[5]		202,414	200,437	(1,084)	2,335	199,353
Total comprehensive loss/ (income)					(108,902)				202,414	93,512	129,342	2,609	222,854
Transactions with owners, recorded directly in equity contributions by owners
Share based payments					975			123,811		124,786			124,786
Vested RSUs net settled for employee’s tax obligation (Refer note 30.2)			(6,676)							(6,676)			(6,676)
Exercise of options		6	90,266					(90,272)
Total contribution by owners		6	83,590	(196,403)	975			33,539		(78,293)			(78,293)
Own shares repurchase				(196,403)						(196,403)			(196,403)
Balance at Mar. 31, 2025		₨ 863	₨ 20,595,068	₨ (418,555)	₨ (20,374,549)	₨ 5,032,282	[5]	₨ 412,232	₨ 156,353	₨ 5,403,693	₨ 2,501,141	$ 92,529	₨ 7,904,834

[1]	Refer to Note 31 for the movement during the year.
[2]	Change in non-controlling interest represents shares of a subsidiary issued to the Parent Company, where the non-controlling shareholder has not made equal subscription, which leads to an increase in holding percentage from 98.55% to 98.59%.
[3]	Non-controlling interest reserve represents difference between the fair value of consideration paid or received and changes in the carrying amount of non- controlling interest arising on changes in proportion of equity held by the non- controlling interest in subsidiary, without loss of control.
[4]	Pursuant to Indian IPO Yatra Online Limited (“Indian subsidiary”), non-controlling interest share has increased from 1.41% to 35.54% (Refer note 6).
[5]	Non- controlling interest reserve represents difference between the fair value of consideration paid or received and changes in the carrying amount of non- controlling interest arising on changes in proportion of equity held by the non- controlling interest in subsidiary, without loss of control.